(14) INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets Tables Abstract
Reconciliation of changes in intangible assets
		Concession right
	Goodwill	Acquired in business combinations	Distribution infrastructure - operational	Distribution infrastructure - in progress	Public utilities	Other intangible assets	Total
As of December 31, 2015	6,115	4,355,546	4,249,182	499,627	28,743	71,125	9,210,338
Historical cost	6,152	7,441,902	10,348,857	499,627	35,840	192,626	18,525,004
Accumulated Amortization	(37)	(3,086,356)	(6,099,675)	-	(7,097)	(121,500)	(9,314,665)

Additions	-	-	-	1,213,924	-	10,507	1,224,431
Amortization	-	(255,110)	(498,891)	-	(1,419)	(12,438)	(767,858)
Transfer - intangible assets	-	-	610,032	(610,032)	-	-	-
Transfer - financial asset	-	-	9,452	(664,908)	-	-	(655,456)
Disposal and transfer - other assets	-	(7,283)	(48,346)	-	-	(7,410)	(63,040)
Business combination	-	413,796	1,229,074	227,398	-	-	1,870,268
Impairment losses	-	(40,433)	-	-	-	(2,637)	(43,070)

As of December 31, 2016	6,115	4,466,516	5,550,502	660,008	27,324	59,147	10,775,613
Historical cost	6,152	7,602,941	11,987,109	666,008	35,840	183,138	20,481,188
Accumulated Amortization	(37)	(3,136,425)	(6,436,607)	-	(8,516)	(123,990)	(9,705,575)

Additions	-	-	-	1,898,434	-	9,344	1,907,778
Amortization	-	(286,215)	(639,292)	-	(1,419)	(9,390)	(936,318)
Transfer - intangible assets	-	-	814,643	(814,643)	-	-	-
Transfer - financial asset	-	-	131	(972,385)	-	-	(972,254)
Disposal and transfer - other assets	-	(16,244)	(91,214)	48,061	-	1,723	(57,674)
Corporate restructuring - note 14.4.1	-	(26,766)	(73,215)	-	-	-	(99,981)
Impairment losses	-	(5,129)	-	-	-	(47)	(5,176)
Business combination	-	(15,057)	(7,108)	-	-	-	(22,165)

As of December 31, 2017	6,115	4,117,105	5,554,447	825,476	25,904	60,777	10,589,824
Historical cost	6,152	7,558,645	11,442,528	825,476	35,840	174,407	20,043,048
Accumulated Amortization	(37)	(3,441,540)	(5,888,080)	-	(9,936)	(113,630)	(9,453,223)

Additions	-	-	-	-	-	18,670	18,670
Amortization	-	(286,858)	(703,511)	-	(1,419)	(8,989)	(1,000,777)
Transfer - intangible assets	-	-	723,813	-	-	-	723,813
Transfer - financial asset	-	-	52,803	-	-	-	52,803
Disposal and transfer - other assets	-	(63,187)	(43,419)	-	-	5,504	(101,102)
IFRS 15 adoption (note 3)	-	-	-	(825,476)	-	-	(825,476)
Others	-	5,130	-	-	-	47	5,177

As of December 31, 2018	6,115	3,772,188	5,584,136	-	24,485	76,009	9,462,935
Historical cost	6,152	7,495,458	11,909,149	-	35,840	217,542	19,664,141
Accumulated Amortization	(37)	(3,723,270)	(6,325,012)	-	(11,355)	(141,532)	(10,201,206)

Intangible asset acquired in business combinations
	Dec 31, 2018			Dec 31, 2017	Annual amortization rate
	Historical cost	Accumulated amortization	Net value	Net value	2018	2017	2016
Intangible asset - acquired in business combinations
Intangible asset acquired, not merged
Parent company
CPFL Paulista	304,861	(216,988)	87,873	97,858	3.28%	3.28%	3.28%
CPFL Piratininga	39,065	(26,335)	12,730	14,025	3.32%	3.31%	3.31%
RGE	-	-	-	1,752	-	4.70%	4.24%
RGE Sul (RGE)	3,768	(2,193)	1,575	-	4.70%	-	-
CPFL Geração	54,555	(37,333)	17,221	19,067	3.38%	3.38%	3.38%
CPFL Jaguari Geração	7,896	(4,121)	3,775	4,044	3.41%	3.41%	3.41%
CPFL Renováveis	3,653,906	(1,051,284)	2,602,622	2,818,331	5.90%	4.16%	5.39%
Subtotal	4,064,051	(1,338,255)	2,725,797	2,955,077

Intangible asset acquired and merged
RGE	-	-	-	234,297	-	2.11%	2.11%
RGE Sul (RGE)	1,433,007	(971,212)	461,795	279,553	3.63%	9.09%	9.09%
CPFL Geração	426,450	(333,430)	93,020	102,987	2.34%	2.34%	2.34%
Subtotal	1,859,457	(1,304,642)	554,816	616,837

Intangible asset acquired and merged – Reassessed
CPFL Paulista	1,074,026	(786,870)	287,156	319,360	3.00%	3.00%	3.00%
CPFL Piratininga	115,762	(78,039)	37,723	41,560	3.31%	3.31%	3.31%
RGE	-	-	-	125,785	-	4.09%	4.09%
CPFL Jaguari Geração	15,275	(8,837)	6,438	6,898	3.01%	3.01%	3.01%
RGE Sul (RGE)	366,887	(206,630)	160,256	51,588	4.67%	9.09%	-
Subtotal	1,571,949	(1,080,375)	491,574	545,191

Total	7,495,458	(3,723,270)	3,772,187	4,117,105

Contract asset - in progress
Contract asset - in progress
At December 31, 2017	-

Adoption of IFRS 15 (note 3)	825,476
Additions	1,787,588
Transfer - intangible assets	(723,813)
Transfer - financial assets	(836,516)
Disposal and transfer - other assets	(6,303)

At December 31, 2018	1,046,433

Noncurrent	1,046,433